Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And Other Operating Income [Line Items]
Total Revenues	$ 2,548,384,317	$ 2,624,576,323	$ 2,410,360,459
Temporary leasing of generating facilities	10,662,952	2,777,404
Commodity derivative income	4,473,463	5,967,739	9,819,777
Income from early termination of electricity supply contracts		121,117,605
Income from insurance claims	10,799,437	5,952,589	25,442,309
Other income	11,082,028	10,442,700	11,538,881
Total other income	37,017,880	146,258,037	46,800,967
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,380,736,600	2,405,903,242	2,202,078,088
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,111,508,158	1,090,021,527	1,034,975,160
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	480,168,004	540,017,333	643,494,066
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	571,587,710	524,559,735	357,725,928
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	59,752,444	25,444,459	33,755,166
Electricity and Fuels [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,269,228,442	1,315,881,715	1,167,102,928
Electricity and Fuels [Member] | Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	124,719,139	132,052,695	123,916,550
Electricity and Fuels [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	608,703,250	552,124,205	455,840,910
Electricity and Fuels [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	366,874,872	450,108,855	378,092,990
Electricity and Fuels [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	168,931,181	181,595,960	209,252,478
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue	58,870,872	124,113,792	123,345,383
Revenue from sale of natural gas	38,808,266	97,564,262	103,717,558
Other Sales [Member] | Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	20,062,606	26,549,530	19,627,825
Revenue from Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	108,776,845	94,559,289	84,936,988
Revenue from Other Services [Member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	41,859,311	31,232,252	20,311,403
Revenue from Other Services [Member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	3,387,302	2,131,427	4,702,334
Revenue from Other Services [Member] | Services and Business Advisories Provided [Member[
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	53,121,851	47,455,465	45,904,638
Revenue from Other Services [Member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 10,408,381	$ 13,740,145	$ 14,018,613